Impairment Charges on Financial Assets	12 Months Ended
Mar. 31, 2026
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Impairment Charges on Financial Assets
34	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Loans and advances	¥384,150	¥378,791	¥222,894
Loan commitments	(4,877)	18,162	(13,875)
Financial guarantees	(247)	14,030	(3,923)
Investment securities	13,131	295	—

Total impairment charges on financial assets	¥392,157	¥411,278	¥205,096